Related Parties Balances and Transactions - Schedule of Amount Due from Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Less: Provision of current expected credit losses		$ (1,702,032)
Prestige Financial Holdings Group Limited (“PFHL”) [MEmber]
Related Party Transaction [Line Items]
Total amount due from related parties		1,686,600	[1]
Prestige Securities Limited (“PSL”) [Member]
Related Party Transaction [Line Items]
Total amount due from related parties		15,432	[2]
Related Party [Member]
Related Party Transaction [Line Items]
Total amount due from related parties

[1]	The balances as of September 30, 2024 mainly represented the balances due from PFHGL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of September 30, 2024, the allowance for credit losses were $1,686,600. PFHGL is no longer a related party since December 2024.
[2]	The balance as of September 30, 2024 mainly represented the rental fee from Prestige Securities Limited. Prestige Securities Limited is an entity wholly owned by PFHGL. The Group leases the office premises to Prestige Securities Limited under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$ 10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of September 30, 2024, the allowance for credit losses were $15,432. Prestige Securities Limited is no longer a related party since December 2024.